Shareholder Report, Holdings (Details) - c000242877	Aug. 31, 2025
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
46266C105 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
G4705A100 | ICON plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
525327102 | Leidos Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
243537107 | Deckers Outdoor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
892356106 | Tractor Supply Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
85749T517 | State Street Institutional U.S. Government Money Market Fund-Opportunity Class, Opportunity Class
Holdings [Line Items]
Percent of Net Asset Value	2.00%
369550108 | General Dynamics Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	98.00%
85749T517Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.00%
02079K107Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
142339100Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
115236101Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
872540109Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
H01301128Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
337738108Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
942622200Industrials
Holdings [Line Items]
Percent of Net Asset Value	39.10%